Convertible Notes Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Convertible Notes Payable {1}
Convertible Notes Payable

NOTE 5 – Convertible Notes Payable

During 2011 and 2012, the Company entered into a series of convertible notes with six lenders aggregating $110,000. These were one-year terms notes at 12% interest and convertible to Common stock at a conversion price of $.05 per share. As a part of the Bankruptcy Reorganization Plan confirmed in July 2014, the accrued interest on these notes was forgiven and the notes became zero interest bearing notes. As of June 30, 2015 and 2014 the principal balance on these notes was $110,000.

In 2012, the Company entered into a $40,000 Convertible Note Payable with an individual. The notes matured one-year from the date of issuance, bears interest at 12% per annum and is convertible into shares of Common stock at $.001. In 2015, the lender sold and re-assigned $17,500 of this note. The new note holders converted the $17,500 of principal into 17,500,000 shares of Common stock. As of June 30, 2015 and 2014 the principal balance on these notes was $22,500 and $40,000, respectively

On March 25, 2015 the Company entered into an amended and restated convertible promissory note with an individual, which amended two previously issued notes dated February 5, 2013 and July 17, 2014. According to the terms of the note, the Company may borrow up to an aggregate of $1,500,000; the note bears interest at 12% per annum, and the holder may demand repayment of any portion of the note after one year from the effective date of the note. The note is convertible in whole or in part at a conversion price per share equal to the lesser of $.001 per share, or at an 80% discount to the average of the five lowest bid prices during the thirty trading days prior to the date of the conversion notice. The holder is limited in his conversions whereby he may not at any time own more than 9.99% of the Company’s outstanding common stock. The holder may, at his option, file a UCC-1 financing statement against all assets of the company and have a guarantee and security agreement with the principal controlling or majority shareholders of the Company. During the year ended June 30, 2014 and 2015, the holder advanced an aggregate of $72,000 and $1,015,744, respectively. During the year ended June 30, 2015, the holder converted $98,241 of principle into 98,240,710 shares of the Company’s common stock. At June 30, 2015 and 2014 the principal balance of the note was $989,503 and $72,000 respectively. This note was exchanged for Series C Preferred Shares on November 16, 2015. See Note 12 (A).

On October 5, 2014 the Company entered into a convertible notes with an individual for $12,500. The note matures on October 5, 2015, bears interest at 8% per annum and contains a conversion feature at a conversion price per share, which is 20% of the average bid price of Common stock over a trailing 10-day period. As of June 30, 2015 the principal balance on the note was $12,500.

On February 2, 2015 the Company entered into a convertible notes with an individual for $165,000 (with a $5,000 original issue discount). The note matured on May 2, 2015 which was extended to August 2, 2015, bears interest at 12% per annum and is convertible in whole or in part at a conversion price per share equal to the lesser of $.001 per share, or at an 80% discount to the average of the five lowest bid prices during the thirty trading days prior to the date of the conversion notice. The holder is limited in his conversions whereby he may not at any time own more than 9.99% of the Company’s outstanding common stock. As of June 30, 2015 the principal balance on the note was $165,000, and was fully repaid with interest in August 2015. See Note 12 (B).

On March 20 and 23, 2015, the Company entered into separate Convertible notes with an individual and his wife for $25,000 each. The notes mature one-year from the date of issuance, bear interest at a rate of 7% per annum and contained a conversion feature at 50% of the average bid price for Common stock over a trailing 10-day period. The holders are limited in their conversions whereby they may not at any time own more than 4.9% of the Company’s outstanding common stock. As of June 30, 2015 the principal balance on the notes was $50,000.

On March 23, 2015, the Company entered into a convertible note with an individual for $12,500. The note mature one-year from the date of issuance, bears interest at a rate of 18% per annum is convertible into shares of the Company’s common stock at a conversion price of $.04 per share. As of June 30, 2015 the principal balance on the note was $12,500.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded $400,380 and $113,443 of interest expense for the years ended June 30, 2015 and 2014, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes. The above notes are presented net of a discount of $53,013 and $17,998 at June 30, 2015 and 2014, respectively, on the accompanying balance sheet.

Convertible Notes Payable.
5.	Convertible Notes Payable

During 2011 and 2012, the Company entered into a series of convertible notes with six lenders aggregating $110,000. These were one-year terms notes at 12% interest and convertible to Common Stock at a conversion price of $.05 per share. As a part of the Bankruptcy Reorganization Plan confirmed in July 2014, the accrued interest on these notes was forgiven and the notes became zero interest bearing notes. In August 2015, one of the lenders sold her note to a third party, who converted it into stock. As of December 31, 2015 the principal balance on these notes was $90,000.

In 2012, the Company entered into a $40,000 Convertible Note Payable with an individual. The notes matured one-year from the date of issuance, bears interest at 12% per annum and is convertible into shares of Common Stock at $.001. In 2015, the lender sold and re-assigned $17,500 of this note. The new note holders converted the $17,500 of principal into 17,500,000 shares of Common Stock. As of December 31, 2015 the principal balance on these notes was $22,500.

On March 25, 2015, the Company entered into an amended and restated convertible promissory note with Roy Meadows, which amended two previously issued notes dated February 5, 2013 and July 17, 2014. According to the terms of the note, the Company may borrow up to an aggregate of $1,500,000, the note bears interest at 12% per annum, and the holder may demand repayment of any portion of the note after one year from the effective date of the note. The note is convertible in whole or in part at a conversion price per share equal to the lesser of $.001 per share, or at an 80% discount to the average of the five lowest bid prices during the thirty trading days prior to the date of the conversion notice. Mr. Meadows is limited in his conversions whereby he may not at any time own more than 9.99% of the Company’s outstanding common stock. Mr. Meadows may, at his option, file a UCC-1 financing statement against all assets of the Company and have a guarantee and security agreement with the principal controlling for majority shareholders of the Company. On November 16, 2015, the debtholder converted $1,107,606 of principal and accrued interest into 1,107,607 shares of Preferred C Shares of the Company. Each Series C Preferred Share can be converted to 50 Shares of Common Stock.

In connection with the conversion, and as an inducement for the debtholder to convert, the Company issued him warrants to purchase 41,454,851 shares of the Company’s common stock at an exercise price per share of the lesser of $.005 or an eighty percent discount to the average of the five lowest bid prices during the 30 trading days prior to the date of exercise. The warrant may be exercised, in whole or in part, beginning on the date which is the earlier of six months from the Company becoming a Reporting Company (as defined in the warrant) or one year from the date of issuance. The warrant is for a period of 3 years, and contains customary anti-dilution provisions.

On October 5, 2014, the Company entered into a convertible notes with an individual for $12,500. The note matured on October 5, 2015, bears interest at 8% per annum and contains a conversion feature at a conversion price per share, which is 20% of the average bid price of Common Stock over a trailing 10-day period. As of December 31, 2015 the principal balance on the note was $12,500. The note was past due at December 31, 2015.

On February 2, 2015 the Company entered into a convertible notes with an individual for $165,000 (with a $5,000 original issue discount). The note matured on May 2, 2015 which was extended to August 2, 2015, bears interest at 12% per annum and is convertible in whole or in part at a conversion price per share equal to the lesser of $.001 per share, or at an 80% discount to the average of the five lowest bid prices during the thirty trading days prior to the date of the conversion notice. The holder is limited in his conversions whereby he may not at any time own more than 9.99% of the Company’s outstanding common stock. In August 2015 the company repaid the note plus accrued interest.

On March 20 and 23, 2015, the Company entered into separate Convertible notes with an individual and his wife for $25,000 each. The notes mature one-year from the date of issuance, bear interest at a rate of 7% per annum and contained a conversion feature at $.50 of the average bid price for Common Stock over a trailing 10-day period. The holders are limited in their conversions whereby they may not at any time own more than 4.9% of the Company’s outstanding common stock. As of December 31, 2015the principal balance on the notes were $50,000.

On March 23, 2015, the Company entered into a convertible notes with an individual for $12,500. The note mature one-year from the date of issuance, bears interest at a rate of 18% per annum is convertible into shares of the Company’s common stock at a conversion price of $.04 per share. As of December 31, 2015 the principal balance on the note was $12,500.

In October 2015, the Company entered into a $500,000 note payable at 12% simple interest for a one year period with Roy Meadows. The note is convertible upon maturity if not paid by the company prior thereto at $0.02 per share and a 25,000,000 share maximum. There is an option to renew with a fee of 10% principle and accrued interest. See Note 9.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The above notes are presented net of a discount of $13,013 and $53,013 December 31, 2015 and June 30, 2015, respectively on the accompanying balance sheet